LONG-TERM LOANS (Details) € in Thousands, SFr in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
		May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Nov. 21, 2019 USD ($)	Nov. 24, 2017 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CHF (SFr)	Jan. 08, 2020 CHF (SFr)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Restricted cash deposit	[1]											$ 232
Mortgages [Member]
Debt Instrument [Line Items]
Amount of credit facility | SFr											SFr 83,500
Mortgages [Member] | CHF [Member]
Debt Instrument [Line Items]
Amount of credit facility, interest rate											0.75%
Mortgages [Member] | USD [Member]
Debt Instrument [Line Items]
Amount of credit facility, interest rate											1.05%
Swiss Bank Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr										SFr 18,800
Variable interest rate spread						0.80%	0.80%
Annual principal payment | SFr										376
Long-term Debt, Fiscal Year Maturity [Abstract]
2021 (current maturity)								427
2022								427
2023								427
2024								427
2025								427
Thereafter								14,483
Total								$ 16,191
Credit Suisse Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr										SFr 100,000
Interest rate								0.83%	0.83%	0.83%
Annual principal payment | SFr										SFr 2,000
Terms of loan agreement						According to the new framework agreement, the credit facility may be utilized as follows: (i) mortgage loans in CHF with terms of 1 to max 10 years; (ii) mortgage-backed fixed advanced in CHF with terms of 3, 6 or 12 months; (iii) mortgage-backed fixed advanced in USD with terms of max 3 months.	According to the new framework agreement, the credit facility may be utilized as follows: (i) mortgage loans in CHF with terms of 1 to max 10 years; (ii) mortgage-backed fixed advanced in CHF with terms of 3, 6 or 12 months; (iii) mortgage-backed fixed advanced in USD with terms of max 3 months.
Long-term Debt, Fiscal Year Maturity [Abstract]
2021 (current maturity)								$ 2,266
2022								2,266
2023								2,266
2024								2,266
2025								2,266
Thereafter								81,886
Total								$ 90,950
Credit Suisse Loan [Member] | Mortgages [Member] | CHF [Member]
Debt Instrument [Line Items]
Quarterly principal payment | SFr							SFr 2,000
DG HYP Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | €									€ 21,000
Gross amount | €									€ 20,474
Interest rate								2.15%	2.15%	2.15%
Quarterly principal payment | €						€ 105
Terms of loan agreement						The terms of the loan includes certain covenants, a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years.	The terms of the loan includes certain covenants, a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years.
City National Bank of Florida Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Gross amount			$ 8,828		$ 9,390			$ 15,000
Loan term						3 years	3 years
Interest rate			2.65%		2.65%			2.65%	2.65%	2.65%
Default interest rate			4.65%		3.25%
Depository account amount					$ 1,500
Debt issuance costs								$ 117
Maturity date			Sep. 30, 2021
Long-term Debt, Fiscal Year Maturity [Abstract]
2021 (current maturity)								655
2022
2023								5,782
Total								$ 5,782
Optibase Inc. [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Depository account amount				$ 1,500
Restricted cash deposit		$ 550
Annual principal payment				$ 8,903
Maturity date				Jan. 04, 2021
Monthly payment				$ 19
Repayments of long term debt		$ 2,271

[1]	Restricted amount related to the hedging transaction, see details (3) below.